Movements of Deferred Government Grants (Detail) (Deferred government grant) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of the year	$ 934	5,819	5,400
Additions	2,544	15,850	1,000
Recognized in income as a reduction of depreciation expense	(462)	(2,876)	(581)
Balance at end of the year	$ 3,016	18,793	5,819